Inventories (Details) - Schedule of inventories - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of inventories [Abstract]
Raw materials	$ 53,594	$ 48,524	$ 116,907
Finished goods	193,708	111,547	157,798
Allowance		(12,800)	(12,023)
Total, net	$ 234,333	$ 147,271	$ 262,682